Offsets	Nov. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	VCI Global Ltd
Form or Filing Type	F-3
File Number	333-294759
Initial Filing Date	Mar. 31, 2026
Fee Offset Claimed	$ 2,062.19
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, no par value
Unsold Securities Associated with Fee Offset Claimed	10,515,886
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 14,932,558.12
Termination / Withdrawal Statement	The Registrant is offsetting $25,305.69 of the registration fee due hereunder against the $2,062.19 filing fee previously paid in connection with the Registrant’s Registration Statement on Form F-3 (File No. 333-294759), initially filed on March 31, 2026, which was never declared effective, under which no securities were sold, and which was withdrawn by an application for withdrawal on Form RW filed on October 2, 2026.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	VCI Global Ltd
Form or Filing Type	F-3
File Number	333-290497
Initial Filing Date	Sep. 25, 2025
Fee Offset Claimed	$ 23,647.08
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, no par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 154,444,219.50
Termination / Withdrawal Statement	The remaining $23,645.42 of such fee is offset against the filing fees of $45,930.00 previously paid in connection with the Registrant’s Registration Statement on Form F-3 (File No. 333-290497), initially filed on September 25, 2025, which was never declared effective, under which no securities were sold, and which was withdrawn on October 2, 2026.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	VCI Global Ltd
Form or Filing Type	F-3
File Number	333-294759
Filing Date	Mar. 31, 2026
Fee Paid with Fee Offset Source	$ 2,062.19
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	VCI Global Ltd
Form or Filing Type	F-3
File Number	333-290497
Filing Date	Sep. 25, 2025
Fee Paid with Fee Offset Source	$ 23,647.08